Partners' Capital (Units Outstanding) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Limited partner common units	9,165,000	9,087,000
General partner units	185,000	185,000
AIM Midstream Holdings No. of units outstanding [Member]
Limited partner common units	4,639,000	4,561,000	5,363,000
Limited partner subordinated units	4,526,000	4,526,000	0
General partner units	185,000	185,000	109,000